SELLING AND MARKETING EXPENSES	12 Months Ended
Jun. 30, 2025
Selling And Marketing Expenses
SELLING AND MARKETING EXPENSES

21. SELLING AND MARKETING EXPENSES

The components of the Company’s selling and marketing expenses for the years ended June 30, 2023, 2024 and 2025, are as follows:

	For the years ended June 30,
	2023	2024	2025	2025
	JPY’000	JPY’000	JPY’000	US$’000
Advertising and marketing expenses	193,568	212,088	248,769	1,725
Advertising and marketing expenses – related party	—	—	7,331	51
Staff-related costs	10,786	12,527	15,063	105
Market expansion expenses	6,681	2,400	—	—
Depreciation expense of property and equipment	1,085	1,085	1,107	8
Total	212,120	228,100	272,270	1,889

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS